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                              THE MFS SERIES TRUST
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            May 8, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: The MFS Series Trust (the "Trust") (File No. 33-64010) on behalf of MFS Aggressive Small Cap Equity Fund (the "Fund")

Ladies and Gentlemen:

         On May 7, 1997, the Trust made a filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended (Accession Number 0000912938-97-000282). Because the Prospectus for the Fund contained certain changes from that filed with Post-Effective Amendment No. 8 for the Trust, the definitive Prospectus will be provided under separate cover pursuant to Rule 497(c).

         Please call the undersigned or Annamarie  D'Angelo at (617) 954-5180 or
(800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES F. DESMARAIS
                                            James F. DesMarais
                                            Assistant Secretary Pro Tempore

JFD/bjn